Tax, Reconciliation of Prima Facie Tax Expense to Income Tax Expense (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Reconciliation of prima facie tax expense to income tax expense [Abstract]
Loss before income tax	$ (384,730)	$ (115,446)	[1]	$ (6,700)	[1]
Income tax on loss before income tax calculated at 30 per cent (2024 and 2023: 30 per cent)	$ 115,419	$ 34,634		$ 2,010
Applicable tax rate	30.00%	30.00%		30.00%
Adjust for tax effect of:
Mining tax	$ 144	$ 73		$ (1,650)
Non-assessable income	1,825	18		4,820
Non-deductible expenses	(12,217)	(6,798)		(4,366)
Other assessable income	0	(1,926)		0
Other deductible expenses	0	1,523		0
Prior period adjustments	5,887	0		0
Tax losses and temporary differences not brought to account	(94,967)	(27,318)		(4,463)
Tax rate differential on non-Australian income	(13,102)	(3,782)		0
Total income tax benefit/(expense)	$ 2,989	$ (3,576)	[1]	$ (3,649)	[1]

[1]	Refer to Note 32 for details on restatement of prior period comparatives.